Interest-bearing bank borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Interest-bearing bank borrowings
Interest-bearing bank borrowings	¥ 6,027	¥ 400,325
Non-current-Secured	2,054,649	2,060,933
Total	¥ 2,060,676	¥ 2,461,258